Summary of Significant Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2025
Summary of Significant Accounting Policies [Abstract]
Schedule of Corresponding Exchange Rates	The corresponding exchange rates used to translate NTD to US$ are as follows:
	June 30, 2024	Dec 31, 2024	Jun 30, 2025
Year-end spot rate	0.0317	0.0305	0.0339
Annual average rate	0.0321	0.0312	0.0319

Schedule of Concentration of Risks

The Company has the following customers accounted for 10% or more of sales for the six months ended June 30, 2024 and 2025:

	For the six months ended June 30,
	2024		2025
Customer A	66.52%		— #
Customer B	19.67%		— #
Customer C	—	*	26.01%
Customer D	—	*	24.24%
Customer E	—	*	10.49%

*	Less than 10% of the sales for the six months ended June 30, 2024.
#	Less than 10% of the sales for the six months ended June 30, 2025.
	As of December 31, 2024	As of June 30, 2025
Customer A	34.92%	— #
Customer B	14.74%	11.83%
Customer C	14.51%	— #
Customer D	10.21%	— #
Customer E	— *	40.20%
Customer F	— *	16.22%
Customer G	— *	11.33%

*	Less than 10% of the account receivables as of December 31, 2024.
#	Less than 10% of the account receivables as of June 30, 2025.

The Company has the following suppliers accounted for 10% or more of purchases for the six months ended June 30, 2024 and 2025:

	For the six months ended June 30,
	2024	2025
Supplier A	50.15%	—	#
Supplier B	25.48%	—	#
Supplier C	14.39%	71.62%

#	Less than 10% of the purchases for the six months ended June 30, 2025.
	As of December 31, 2024	As of June 30, 2025
Supplier A	57.22%	26.00%
Supplier B	42.77%	19.43%
Supplier C	— *	48.99%

*	Less than 10% of the account payables as of December 31, 2024.